Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 777	$ 548	$ 544
Less accumulated depreciation	(387)	(416)	(388)
Total	390	132	156
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	698	384	322
Tooling, Molds and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			58
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 79	$ 164	$ 164